Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (16,783)	$ (25,601)	$ (36,045)	$ (56,957)
Adjustments to reconcile net loss to net cash used in operating activities:
Gain on sale of discontinued operations	(3,473)
Gain on extinguishment of PPP promissory note	(2,023)
Stock-based compensation	1,967	3,044	4,082	23,543
Depreciation and amortization	1,250	1,845	2,365	1,750
(Gain) loss on sales and disposals of property and equipment	(489)	64	99	123
Provision for doubtful accounts		25	42	254
Changes in operating assets and liabilities:
Accounts receivable	93	286	368	251
Inventories	(262)	78	352	(2,185)
Prepaid expenses and other assets	9	1,437	642	(338)
Accounts payable	171	(633)	(961)	407
Accrued expenses	(1,875)	1,678	1,706	(184)
Deferred revenue	(234)	(876)	(774)	417
Other liabilities	(265)	(237)	(318)	(283)
Net cash used in operating activities	(21,914)	(18,890)	(28,304)	(33,173)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of available-for-sale securities				(36,461)
Proceeds from sale of discontinued operations	3,700
Payment of fees related to sale of discontinued operations	(227)
Proceeds from sales of property and equipment	554
Purchases of property and equipment	(224)	(72)	(67)	(268)
Proceeds from maturities of available-for-sale securities		16,000	16,000	20,697
Net cash provided by investing activities	3,803	15,928	15,933	(16,032)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock and warrants, net	15,430	19,887	19,887
Payments of offering costs related to the issuance of common stock and warrants	(370)	(499)	(770)
Payments on equipment financing	(265)	(218)	(293)	(338)
Proceeds from purchases under employee stock purchase plan	26	27	42	37
Proceeds from PPP promissory note		2,000	2,000
Proceeds from issuance of common stock in connection with the exercise of warrants		827	827
Payments for restricted stock tax liability on settlement				(225)
Net cash provided by financing activities	14,821	22,024	21,693	(526)
NET CHANGE IN CASH AND CASH EQUIVALENTS	(3,290)	19,062	9,322	(49,731)
CASH AND CASH EQUIVALENTS, beginning of period	23,906	14,584	14,584	64,315
CASH AND CASH EQUIVALENTS, end of period	20,616	33,646	23,906	14,584
SUPPLEMENTAL DISCLOSURE OF NON-CASH INVESTING AND FINANCING ACTIVITIES:
Unpaid property and equipment	26
Unpaid offering costs		281
Transfer of lasers from inventories to property and equipment		107	207	1,505
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash payments for interest	2	$ 23	28	49
Cash payments for taxes	$ 2			30
Previously Reported [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Provision for doubtful accounts			$ 180	$ 283